Restructuring Charges and Expenses	9 Months Ended
Sep. 30, 2017
Restructuring Charges and Expenses
Restructuring Charges and Expenses

10. Restructuring Charges and Expenses

        In April 2017, the Company undertook an organizational realignment which included a reduction in force, lowering its total headcount by approximately 33% compared to December 31, 2016, in order to conserve resources. Accordingly, the Company recorded a restructuring charge of approximately $519,000, relating to severance related costs at that time. As of September 30, 2017, $493,000 of the total severance related costs related to the termination of 44 employees had been paid. The Company expects the remaining $26,000 in severance costs to be paid by December 31, 2017.

        In September 2017, the Company effected a cost reduction plan, which included a company-wide reduction in force, lowering its total headcount by 24 employees. Accordingly, the Company recorded a restructuring charge of approximately $416,000, relating to severance related costs at that time. As of September 30, 2017, $55,000 of the total severance related costs related to the termination of 24 employees had been paid. The Company expects the remaining $361,000 in severance costs to be paid by December 31, 2017.